Revenues by Geographic Area, Based on Billing Location of Customer (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues by geography
Revenues	$ 73,375	$ 37,944	$ 168,550	$ 88,894	$ 92,641	$ 43,329	$ 19,315
North America
Revenues by geography
Revenues	51,901	27,919	120,124	65,929	69,333	31,396	14,062
Europe
Revenues by geography
Revenues	18,842	8,693	42,027	21,856	20,093	10,708	5,018
Asia Pacific and other
Revenues by geography
Revenues	$ 2,632	$ 1,332	$ 6,399	$ 1,109	$ 3,215	$ 1,225	$ 235